STEIN ROE VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
DEFERRED VARIABLE ANNUITY CONTRACT
ISSUED BY
Variable Account A
OF
KEYPORT LIFE INSURANCE COMPANY
SUPPLEMENT DATED NOVEMBER 17, 2000
TO
PROSPECTUS DATED NOVEMBER 15, 2000

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On November 1, 2000, Liberty Financial Companies, Inc., a Massachusetts corporation ("LFC"), the indirect corporate parent of Keyport issued a press release stating that it has retained CS First Boston to help explore strategic alternatives, including the possible sale of LFC. LFC added that, because the strategic review is now ongoing, it cannot speculate on the outcome, and there is no assurance that any transaction will be completed. Keyport similarly cannot speculate on the outcome. Keyport's management does not anticipate any material change in Keyport's financial condition.

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Service Office:
P.O. Box 691
Leesburg, VA 20178
(877)569-3789

Distributed by:
Keyport Financial Services Corp.
125 High Street
Boston, Massachusetts 02110

SRA.SUP(1)	11/00